Expense Example, No Redemption - AIG Commodity Strategy Fund	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class W 1 Year	Class W 3 Years	Class W 5 Years	Class W 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years
USD ($)	740	1,086	1,455	2,488	240	739	1,265	2,545	155	480	829	1,813